[ATFA LETTERHEAD]

March 6, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	IDEX Mutual Funds (Protected Principal Stock) 1933 Act File No.: 33-2659 Filer CIK No. 0000787623

Dear Sir/Madam:

        On behalf of IDEX Protected Principal Stock of IDEX Mutual Funds (the “Fund“), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information (SAI) for the Fund dated March 1, 2003, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of contained in the Form N1-A registration statement for the Fund (the “Registration Statement“). The Registration Statement was filed electronically with the Securities and Exchange Commission on February 28, 2003 via EDGAR.

Sincerely, John K. Carter, Esq. Vice President, Secretary and General Counsel

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